REPORTABLE SEGMENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	2
Revenues	$ 50,645,000	$ 64,392,000
Original Equipment Manufacturers Segment [Member]
Segment Reporting Information [Line Items]
Revenues	$ 7,310	$ 10,285
Percentage of revenues	14.00%	16.00%